Note 3 - Segment Reporting (Details) - Segment Revenue, Operating Profit and Total Assets - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Revenue
Revenue	$ 190,516	$ 605,943	$ 807,139	$ 1,055,344	$ 1,288,985		$ 1,124,836
Gross Profit	156,265	55,313	(311,594)	72,686	97,595		3,224
Assets
Assets	826,350		826,350		2,560,940	[1]	$ 3,465,405
Distribution [Member]
Revenue
Revenue	168,351	605,943	630,974	1,055,344
Gross Profit	148,146	$ 55,313	(252,219)	$ 72,686
Assets
Assets	826,087		826,087		$ 2,560,940
Installation [Member]
Revenue
Revenue	22,165		176,165
Gross Profit	8,120		(59,375)
Assets
Assets	$ 263		$ 263

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.